FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT [Abstract]
Assets	$ 1,423	$ 3,744
Liabilities	$ 16,598	$ 17,074